UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.3%
Long-Term Municipal Bonds - 101.3%
California - 97.4%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/37	$18,255	$20,197,510
Anaheim Housing & Public Improvements Authority
Series 2016
5.00%, 10/01/34-10/01/36	6,280	6,779,835
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	3,813,708
Bay Area Toll Authority
Series 2010S-2
5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,481,694
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,682,520
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,784,304
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26 (a)	640	640,538
California Community College Financing Authority (NCCD-Orange Coast Properties LLC)
Series 2018
5.25%, 5/01/43-5/01/48	5,350	5,861,145
California Educational Facilities Authority (Art Center College of Design)
Series 2018A
5.00%, 12/01/44	4,735	5,313,475
California Educational Facilities Authority (Board of Trustees of The Leland Stanford Junior University (The))
Series 2007T
5.00%, 3/15/39	5,000	6,387,400
Series 2016U
5.00%, 6/01/46	6,985	9,121,572
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	4,995,396
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	3,000	3,349,530
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,357,775
Series 2015
5.00%, 11/01/31	2,000	2,315,960
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/35-8/15/47	7,365	8,221,632

	Principal Amount (000)	U.S. $ Value
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	$3,045	$3,054,714
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,565,800
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/35-11/15/36	5,940	6,878,590
Series 2018A
5.00%, 11/15/35	1,400	1,623,762
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
5.00%, 1/01/36 (a)(b)	1,500	1,404,180
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.)
1.75%, 11/01/26 (a)(c)(d)	2,095	1,906,450
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36-6/01/46	3,400	3,660,116
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,232,519
California Municipal Finance Authority (Biola University, Inc.)
Series 2017
5.00%, 10/01/32-10/01/39	5,510	6,237,626
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/47	7,425	8,055,234
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45 (a)	1,295	1,180,807
California Municipal Finance Authority (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,692,550
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/36-12/31/37	9,685	10,923,384
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(c)(d)(e)	2,745	411,750
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
5.00%, 7/01/39-11/21/45 (b)	17,740	19,743,560

	Principal Amount (000)	U.S. $ Value
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/37-10/15/47	$3,665	$3,933,537
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/42 (a)(b)	2,750	2,757,535
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group)
Series 2015A
5.00%, 7/01/45 (b)	4,000	4,258,800
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/47 (a)(b)	2,765	2,821,119
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (a)(b)	5,235	5,302,655
California School Finance Authority (Ednovate Obligated Group)
Series 2018
5.00%, 6/01/37 (a)(b)	430	444,637
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/35 (a)(b)	4,770	4,982,503
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (b)	1,000	1,065,310
California School Finance Authority (Kipp LA Schools)
Series 2014A
5.00%, 7/01/34	600	646,416
Series 2017A
5.00%, 7/01/37-7/01/47 (b)	3,420	3,721,718
California School Finance Authority (Rocketship Education Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (a)(b)	3,500	3,572,020
Series 2017A
5.125%, 6/01/47 (a)(b)	700	718,893
Series 2017G
5.00%, 6/01/37-6/01/53 (a)(b)	1,910	1,943,345
California School Finance Authority (Summit Public Schools Obligated Group)
Series 2017
5.00%, 6/01/53 (b)	3,450	3,675,009
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	607,723
5.875%, 10/01/44	1,000	1,049,500
6.00%, 10/01/49	715	752,931

	Principal Amount (000)	U.S. $ Value
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	$5,000	$5,404,000
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,175,052
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,044,475
California Statewide Communities Development Authority (California Baptist University)
Series 2017A
5.00%, 11/01/32-11/01/41 (a)(b)	3,010	3,284,897
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/34-5/15/36	3,910	4,388,071
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (b)	5,000	5,346,600
Series 2018A
5.50%, 12/01/58 (b)	1,700	1,856,638
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(b)	1,800	1,875,798
5.375%, 11/01/49 (a)(b)	2,500	2,620,775
California Statewide Communities Development Authority (NCCD-Hooper Street LLC)
5.25%, 7/01/39-7/01/52 (b)	5,875	6,209,879
Capistrano Unified School District School Facilities Improvement District No. 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	6,517,440
City of Atwater CA Wastewater Revenue
AGM Series 2017A
5.00%, 5/01/40-5/01/43	2,000	2,265,500
City of Encinitas CA (City of Encinitas CA CFD No. 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,044,682
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,952,247

	Principal Amount (000)	U.S. $ Value
City of Irvine CA (Irvine Community Facilities District No. 2013-3)
Series 2018
5.00%, 9/01/43-9/01/48	$6,650	$7,279,493
City of Long Beach CA Marina System Revenue
Series 2015
5.00%, 5/15/40	2,250	2,445,592
City of Long Beach CA Marina System Revenue
Series 2015
5.00%, 5/15/32-5/15/45	3,350	3,644,803
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,618,500
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	12,999,754
City of Palm Springs CA
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	36,235,125
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,604,570
City of Redding CA Electric System Revenue
NATL Series 1992
8.358%, 7/01/22 (Pre-refunded/ETM) (f)	525	608,591
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,676,955
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/33-9/01/34 (a)	2,320	2,557,840
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/36 (a)	755	804,460
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2017A
5.00%, 3/01/33-3/01/37	8,400	9,520,337
Series 2017B
5.00%, 3/01/35	3,000	3,466,200
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	5,450,600
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	1,950,438

	Principal Amount (000)	U.S. $ Value
City of Upland CA (San Antonio Regional Hospital)
Series 2017
5.00%, 1/01/32-1/01/47	$3,750	$4,084,835
County of Orange CA
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	305	308,410
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45 (a)	2,240	2,401,215
County of Sacramento CA Airport System Revenue
Series 2016B
5.00%, 7/01/36	1,755	1,994,733
County of San Bernardino CA (County of San Bernardino CA COP)
Series 2009A
5.25%, 8/01/26	1,635	1,660,179
El Dorado Irrigation District/El Dorado County Water Agency
Series 2016C
5.00%, 3/01/36	4,750	5,493,042
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/40 (a)	4,000	4,295,240
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,853,573
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	14,740	14,186,808
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	2,500	2,890,730
Irvine Unified School District
Series 2017B
5.00%, 9/01/47 (a)	1,000	1,087,910
Jurupa Unified School District
Series 2017B
5.00%, 8/01/34-8/01/35	1,535	1,814,823
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35 (a)	4,525	4,949,412
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/29	6,580	7,090,327
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 6/01/32	3,500	4,105,500
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP)
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,214,719

	Principal Amount (000)	U.S. $ Value
Menifee Union School District
Series 2018
5.00%, 9/01/43-9/01/48	$2,215	$2,404,998
Municipal Improvement Corp. of Los Angeles (City of Los Angeles CA Lease)
Series 2016B
4.00%, 11/01/35	7,480	7,949,220
Norco Community Redevelopment Agency Successor Agency
Series 2010
5.875%, 3/01/32 (Pre-refunded/ETM) (a)	1,580	1,648,114
6.00%, 3/01/36 (Pre-refunded/ETM) (a)	1,125	1,174,871
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,231,990
Orange County Transportation Authority (91 Express Lanes Toll Road)
Series 2013
5.00%, 8/15/29	2,360	2,664,204
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	5,957,700
Palomar Health
Series 2016A
5.00%, 8/01/31	1,285	1,477,634
Palomar Health (Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/36	5,000	5,403,450
Series 2017
5.00%, 11/01/42	1,000	1,065,080
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	21,740,862
Poway Unified School District (Poway Unified School District CFD No. 6)
Series 2012
5.00%, 9/01/26	970	1,078,689
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34 (a)	2,495	2,696,204
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,581,781
Rialto Redevelopment Agency
Series 2018
5.00%, 9/01/32-9/01/37	3,235	3,776,908
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32 (Pre-refunded/ETM)	9,165	10,576,135
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/35	5,000	5,798,150
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36 (Pre-refunded/ETM) (a)	680	715,598
5.00%, 3/01/36-3/01/42	2,445	2,547,200

	Principal Amount (000)	U.S. $ Value
San Diego County Water Authority
Series 2011B
5.00%, 5/01/29-5/01/30	$16,115	$17,268,771
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 3/01/25 (Pre-refunded/ETM)	15,000	15,851,850
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,585,736
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,115	2,164,301
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,598,440
Series 2017A
5.00%, 5/01/42	2,000	2,236,120
Series 2019A
5.00%, 5/01/44	10,000	11,338,200
AGM Series 2000A
6.125%, 1/01/27	1,480	1,483,389
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2018B
5.00%, 10/01/35	2,055	2,422,434
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29 (a)	1,310	1,417,669
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	2,000	2,292,980
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,299,580
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,748,400
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,437,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	23,459,250
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease)
Series 2016A
4.00%, 7/15/32	4,500	4,884,570
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,430,694
State of California
Series 2004
5.30%, 4/01/29	5	5,014
Series 2013
5.00%, 2/01/31	5,000	5,551,150
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/30	$2,000	$2,267,540
Series 2017
5.00%, 8/01/35	5,000	5,774,850
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/33-9/01/34	3,800	4,364,870
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,096,954
6.00%, 9/01/30	1,395	1,478,784
Successor Agency to the Redev of San Francisco - Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,500	4,016,692
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1)
Series 2012
5.25%, 9/01/26-9/01/28 (a)	2,375	2,554,734
5.50%, 9/01/30-9/01/33 (a)	2,135	2,298,729
Tustin Community Facilities District No. 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,282,450
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	8,795,393
Washington Township Health Care District
Series 2017B
5.00%, 7/01/32-7/01/33	3,500	3,940,950
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32 (a)	1,050	1,119,941

		735,365,878

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	1,605	1,613,153

Florida - 0.0%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	285	292,675

Guam - 1.0%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,335	1,419,412
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	5,240	5,675,500

		7,094,912

	Principal Amount (000)	U.S. $ Value
Illinois - 0.3%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	$2,000	$2,115,240

Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/36	305	319,518

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,700	1,700,000

Puerto Rico - 1.1%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,000	1,111,400
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	1,955	2,157,132
NATL Series 2005L
5.25%, 7/01/35	110	115,881
NATL Series 2007N
5.25%, 7/01/32	165	175,578
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	2,110	2,054,612
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	335	370,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	847	545,697
Series 2019A
5.00%, 7/01/58 (a)	1,970	1,867,658

		8,398,646

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	1,010	1,003,132

Texas - 0.9%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	1,805	1,846,046

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$3,050	$3,238,795
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,582,645

		6,667,486

Total Municipal Obligations (cost $736,194,347)		764,570,640

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (g)(h)(i) (cost $219,698)	219,698	219,698

Total Investments - 101.3% (cost $736,414,045) (j)		764,790,338
Other assets less liabilities - (1.3)%		(9,908,944)

Net Assets - 100.0%		$754,881,394

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	17,250	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/ Quarterly	$54,011	$	– 0	–	$54,011

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC USD	19,849	8/31/20	2.235%	CPI	#	Maturity	$(239,998)
Barclays Bank PLC USD	19,848	9/04/20	2.248%	CPI	#	Maturity	(240,256)
Barclays Bank PLC USD	22,651	9/20/20	2.263%	CPI	#	Maturity	(272,278)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC USD	22,959	10/15/20	2.208%	CPI	#	Maturity	$(239,554)
Barclays Bank PLC USD	11,599	10/15/20	2.210%	CPI	#	Maturity	(121,593)
Citibank, NA USD	16,700	10/17/20	2.220%	CPI	#	Maturity	(176,400)
JPMorgan Chase Bank, NA USD	20,343	8/30/20	2.210%	CPI	#	Maturity	(234,899)

							$(1,524,978)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $82,360,877 or 10.9% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1
7.50%, 12/01/32	12/22/11	$2,745,000	$411,750	0.05%

(f)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,466,044 and gross unrealized depreciation of investments was $(6,560,718), resulting in net unrealized appreciation of $26,905,326.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.1%, respectively.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2.Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
California	$	– 0	–	$653,184,233		$82,181,645		$735,365,878
Florida		– 0	–	– 0	–	292,675		292,675
Ohio		– 0	–	– 0	–	1,700,000		1,700,000
Puerto Rico		– 0	–	5,985,291		2,413,355		8,398,646
Tennessee		– 0	–	– 0	–	1,003,132		1,003,132
Other		– 0	–	17,810,309		– 0	–	17,810,309
Short-Term Investments		219,698		– 0	–	– 0	–	219,698

Total Investments in Securities		219,698		676,979,833		87,590,807		764,790,338
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	54,011		– 0	–	54,011
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,524,978)		– 0	–	(1,524,978)

Total (b)		$219,698		$675,508,866		$87,590,807		$763,319,371

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$65,668,241		$65,668,241
Accrued discounts/(premiums)	(285,602)		(285,602)
Realized gain (loss)	14,265		14,265
Change in unrealized appreciation/depreciation	(1,075,024)		(1,075,024)
Purchases	28,592,359		28,592,359
Sales	(8,227,628)		(8,227,628)
Transfers in to Level 3	2,904,196		2,904,196
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$87,590,807		$87,590,807	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(1,022,610)		$(1,022,610)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,762	$123,506	$129,048	$220	$106

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
Alabama - 0.9%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$18,565	$21,211,441
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	2,500	2,917,400

		24,128,841

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (a)	515	517,616
Series 2015A
6.625%, 9/01/35	5,000	4,916,800

		5,434,416

Arizona - 1.1%
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/40 (b)	2,865	2,857,264
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.25%, 11/15/46-11/15/51 (b)	1,950	1,957,133
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (b)	4,400	4,317,984
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	10,690	11,016,473
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (a)	2,170	2,277,176
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,452,536
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	1,995	2,194,420
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46 (b)	3,000	3,155,880

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	$1,225	$1,325,426

		30,554,292

California - 8.5%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,573,280
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	5,548,100
California Educational Facilities Authority (Board of Trustees of The Leland Stanford Junior University (The))
Series 2007T
5.00%, 3/15/39	14,035	17,929,432
Series 2016U
5.00%, 6/01/46	7,545	9,852,865
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.)
1.75%, 11/01/26 (b)(c)(d)	2,205	2,006,550
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (b)	2,380	2,627,092
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,051,370
6.875%, 1/01/42 (a)(b)	3,500	3,693,200
Series 2014
5.00%, 1/01/35 (b)	1,050	996,440
5.25%, 1/01/45 (b)	2,025	1,846,435
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
5.00%, 12/31/47	3,000	3,307,320
Series 2018A
5.00%, 12/31/43	2,000	2,214,520
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,695,720
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (b)	3,800	4,202,534
7.25%, 6/01/43 (b)	6,565	7,273,757
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (b)	3,235	3,404,708

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (b)(c)(d)(e)	$3,795	$569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	11,865	12,342,804
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/52 (a)(b)	2,045	2,002,628
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group)
Series 2016A
5.00%, 7/01/46-7/01/51 (a)	5,250	5,579,245
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)	1,165	1,175,881
California School Finance Authority (Kipp LA Schools)
Series 2014A
5.125%, 7/01/44	2,850	3,031,602
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34 (a)	1,000	1,053,990
6.75%, 8/01/44 (a)	6,180	6,551,480
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (b)(c)(d)(e)	8,995	6,701,275
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,202,360
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,682,537
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/41-12/01/46 (a)	7,945	8,350,104
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (b)	3,950	4,397,061

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	$4,050	$4,395,181
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32 (b)	1,000	1,053,940
6.00%, 10/01/47 (b)	1,000	1,060,500
City of Oroville CA (Oroville Hospital)
5.25%, 4/01/54	2,895	3,128,829
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	4,904,460
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (b)	35,635	34,297,618
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2019A
5.00%, 7/01/44	10,000	11,571,000
Norco Community Redevelopment Agency Successor Agency
Series 2010
6.00%, 3/01/36 (b)	450	469,949
San Diego Unified School District/CA
Series 2010C
Zero Coupon, 7/01/46-7/01/47	18,750	6,448,765
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,034,392
Series 2014B
5.25%, 1/15/44	4,000	4,310,120
Southern California Logistics Airport Authority
Series 2006
5.00%, 12/01/36 (b)	3,600	3,604,680
University of California
Series 2016A
5.00%, 5/15/32 (f)	10,000	11,182,800
University of California CA Revenues
5.00%, 5/15/33 (f)	9,000	10,045,260
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (b)	5,900	6,302,557

		236,673,591

Colorado - 1.1%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,730	5,811,423

	Principal Amount (000)	U.S. $ Value
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	$1,250	$1,307,825
Clear Creek Station Metropolitan District No. 2
Series 2017A
5.00%, 12/01/47 (b)	1,000	1,006,750
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	864,875
5.125%, 11/01/49	765	750,450
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2013
5.25%, 1/01/40	5,795	6,167,503
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,786,490
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)(b)	1,750	1,814,733
6.25%, 12/01/50 (a)(b)	1,000	1,041,100
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45 (b)	1,000	1,042,790
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	625,356
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 3/01/40 (b)	1,233	1,257,117
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,000	1,028,420
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/45 (b)	1,610	1,643,263
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/47 (b)	2,000	1,996,820
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (b)	2,550	2,598,373

		31,743,288

Connecticut - 1.1%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (f)	7,850	8,475,567
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 3/15/32	$7,630	$8,462,357
Series 2017A
5.00%, 4/15/32-4/15/35	8,150	9,037,302
Series 2018A
5.00%, 4/15/37	3,885	4,280,920
Series 2018E
5.00%, 9/15/37	1,000	1,106,620

		31,362,766

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	592,302

District of Columbia - 1.3%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,240,840
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,749,855
Series 2016A
5.00%, 6/01/41-6/01/46	3,705	3,933,810
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42-7/01/48	6,800	7,256,808
District of Columbia Water & Sewer Authority
Series 2018A
5.00%, 10/01/49	4,810	5,481,813
Series 2018B
5.00%, 10/01/49	11,110	12,661,734

		35,324,860

Florida - 4.5%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (b)	5,000	5,429,850
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46 (b)	4,065	4,569,161
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,290,520
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (b)	2,090	2,069,330

	Principal Amount (000)	U.S. $ Value
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
6.00%, 7/01/50 (a)(b)	$1,550	$1,638,195
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)(b)	1,500	1,505,985
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	5,230	5,370,844
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,571,170
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,305,573
Martin County Health Facilities Authority (Martin Memorial Medical Center Obligated Group)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,669,224
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	6,710	6,794,613
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,747,068
Series 2014
5.00%, 11/15/39-11/15/44	14,850	15,648,676
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	25,135	26,769,374
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017A
5.00%, 1/01/47-1/01/52	6,950	7,157,043
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/35	8,000	9,165,600
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,192,291

		123,894,517

Georgia - 0.3%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group)
Series 2017
5.00%, 8/01/47	2,650	2,862,027

	Principal Amount (000)	U.S. $ Value
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	$5,000	$5,351,350

		8,213,377

Guam - 0.0%
Guam Department of Education (Guam Department of Education COP)
Series 2010A
6.875%, 12/01/40	910	933,569

Idaho - 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,287,520

Illinois - 12.7%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	5,052,850
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	15,970,679
Series 2016A
7.00%, 12/01/44	3,095	3,551,977
Series 2017A
7.00%, 12/01/46 (a)	3,500	4,137,420
Series 2017B
6.75%, 12/01/30 (a)	11,365	13,687,779
7.00%, 12/01/42 (a)	2,400	2,848,560
Series 2017C
5.00%, 12/01/34	5,055	5,257,908
Series 2017G
5.00%, 12/01/44	8,150	8,253,016
Series 2018A
5.00%, 12/01/28-12/01/33	11,150	11,788,634
Series 2018C
5.00%, 12/01/26	4,900	5,241,971
Chicago O’Hare International Airport
Series 2017D
5.25%, 1/01/36	5,000	5,736,500
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,299,607
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2011
5.25%, 12/01/31	5,000	5,304,500
Series 2014
5.25%, 12/01/49	8,000	8,760,560
City of Chicago IL
Series 2012A
5.00%, 1/01/34	695	708,142
Series 2014A
5.00%, 1/01/23-1/01/36	2,485	2,590,065
Series 20152
5.00%, 1/01/25	400	432,444

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.50%, 1/01/33	$1,000	$1,075,580
Series 2016C
5.00%, 1/01/38	590	614,880
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (b)(g)	7,950	6,603,906
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	617	617,489
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/32 (h)	5,145	5,931,979
5.00%, 2/15/34	3,000	3,419,550
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47-2/15/50	2,790	2,971,633
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,597,970
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,368,770
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42 (b)	7,525	7,659,547
5.75%, 5/15/46 (b)	4,740	4,836,412
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	17,144,270
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 5/15/48 (b)	4,344	3,859,460
6.44%, 5/15/55 (b)	8,560	7,556,840
Series 2016C
2.00%, 5/15/55 (b)(c)(d)(g)	2,277	112,279
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,180,025
Series 2015
5.25%, 5/15/50	2,300	2,342,412
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	1,075	1,145,509

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	$4,500	$4,807,980
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	24,759,842
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/41-12/15/50	44,175	12,474,336
Series 2017A
5.00%, 6/15/57	12,475	12,986,849
Series 2017B
Zero Coupon, 12/15/54	8,000	1,368,560
State of Illinois
Series 2014
5.00%, 5/01/29-5/01/36	30,065	31,053,659
Series 2016
5.00%, 2/01/25-11/01/35	37,000	39,619,270
Series 2017D
5.00%, 11/01/28	12,000	12,940,560
Village of Antioch IL Special Service Areas No. 1 & 2
Series 2016A
4.50%, 3/01/33 (b)	9,855	9,488,098
Series 2016B
7.00%, 3/01/33 (b)	4,291	4,153,774
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (b)	2,635	2,691,521
5.00%, 3/01/36 (b)	8,969	9,192,777
Series 2015B
6.00%, 3/01/36 (b)	2,854	2,997,185

		353,195,534

Indiana - 1.5%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,298,424
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,609,003
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,791,095
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	23,806,517
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	2,000	2,041,260

		42,546,299

	Principal Amount (000)	U.S. $ Value
Iowa - 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	$6,060	$6,449,113
Xenia Rural Water District
Series 2016
5.00%, 12/01/41	4,000	4,287,960

		10,737,073

Kansas - 0.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/43	7,500	8,328,900

Kentucky - 1.7%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/41	8,290	9,013,220
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Series 2013
5.375%, 1/01/40	3,250	3,473,372
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/45	5,000	5,480,000
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (b)	7,765	7,996,164
5.50%, 11/15/45 (b)	2,350	2,426,633
Series 2016A
5.00%, 5/15/46-5/15/51 (b)	8,000	8,080,390
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,045	4,311,849
5.25%, 6/01/41	3,650	3,949,519
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50 (b)	2,650	2,698,336

		47,429,483

	Principal Amount (000)	U.S. $ Value
Louisiana - 1.5%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41 (e)	$5,775	$5,486,250
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (b)	7,625	8,269,389
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/41	5,000	5,505,700
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (b)	25	29,966
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (b)(d)(e)	7,250	73
Series 2014A
8.375%, 7/01/39 (b)(d)(e)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2016A
5.00%, 7/01/51	10,000	10,667,100
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2017
5.00%, 5/15/42	5,000	5,449,950
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	2,350	2,559,032
St. Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37 (b)	4,600	4,820,800

		42,788,430

Maine - 0.9%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	7,270	7,831,535
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,101,498
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	8,784,126

		25,717,159

	Principal Amount (000)	U.S. $ Value
Maryland - 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014A
6.00%, 7/01/34 (b)	$1,500	$1,580,700
6.125%, 7/01/39 (b)	750	792,900
6.25%, 7/01/44 (b)	2,000	2,126,000
County of Frederick MD (Mount St. Mary’s University, Inc.)
Series 2017A
5.00%, 9/01/37-9/01/45 (a)	2,885	3,011,471
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,666,047

		13,177,118

Massachusetts - 2.7%
Massachusetts Development Finance Agency
Series 2013A
6.25%, 11/15/33 (a)(b)	2,000	2,380,200
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/34-10/01/43	5,500	6,004,291
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/34-7/01/47	5,080	5,372,160
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,243,300
Series 2014
5.125%, 7/01/44	1,000	1,064,260
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37-10/01/57 (a)	6,000	6,222,380
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/36	3,000	3,377,940
Massachusetts Development Finance Agency (ZERO Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(b)	12,175	10,370,056
Series 2017A
7.75%, 12/01/44 (a)(b)	5,235	5,031,620
Massachusetts Port Authority
Series 2019A
5.00%, 7/01/36-7/01/38	16,600	19,238,080

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (f)	$10,000	$10,976,400

		75,280,687

Michigan - 3.6%
City of Detroit MI
5.00%, 4/01/37	1,700	1,771,519
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,425	1,491,206
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,346,033
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47-11/01/52 (b)	2,245	2,263,437
Great Lakes Water Authority Water Supply System Revenue
Series 2016B
5.00%, 7/01/46	10,000	10,953,400
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2014C-2
5.00%, 7/01/44	2,000	2,116,420
Series 2014C-6
5.00%, 7/01/33	2,750	3,024,450
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/30	1,000	1,113,430
Series 2014D4
5.00%, 7/01/29	1,400	1,562,722
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39-7/01/44	14,780	15,737,534
Michigan Finance Authority (Trinity Health Corp.)
Series 20162
5.00%, 12/01/45	3,000	3,298,860
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group)
Series 2016
5.00%, 7/01/46-7/01/51 (a)(b)	3,785	3,818,410
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	9,600	10,713,408
Series 2014

	Principal Amount (000)	U.S. $ Value
7.50%, 12/01/25 (a)(b)	$5,315	$5,928,510
Series 2016
7.50%, 12/01/25 (a)(b)(i)	2,890	3,184,867
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,792,560
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp. /MI)
Series 2007A
6.00%, 6/01/48	23,470	23,060,918
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/46 (a)(b)	2,895	2,923,081

		99,100,765

Minnesota - 0.2%
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.00%, 6/01/48-6/01/53 (b)	2,850	2,893,286
5.25%, 6/01/58 (b)	1,175	1,206,326

		4,099,612

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36-9/01/46	8,310	9,029,358

Missouri - 1.0%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	1,900	2,064,939
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,543,104
Series 2011
6.00%, 2/01/41	1,750	1,827,157
Health & Educational Facilities Authority of the State of Missouri (St. Luke’s Health System Obligated Group/MO)
Series 2018A
5.00%, 11/15/43	1,250	1,394,163
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax)
Series 2019A
5.25%, 12/01/48 (a)(b)	5,000	5,005,900

	Principal Amount (000)	U.S. $ Value
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (b)(j)	$2,885	$2,327,329
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36-8/15/51	10,000	10,066,762
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
3.325%, 9/01/33 (k)	3,360	3,360,000

		27,589,354

Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.25%, 9/01/37	1,500	1,622,475
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group)
Series 2014
5.00%, 5/15/44	4,015	4,234,460

		5,856,935

Nevada - 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	8,500	981,920
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,239,490
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings LLC)
Series 2018
6.95%, 2/15/38 (a)(b)	1,635	1,646,151

		5,867,561

New Hampshire - 0.7%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	10,000	11,011,200
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,878,669
Series 2016
5.00%, 1/01/46	4,285	4,600,676

		20,490,545

	Principal Amount (000)	U.S. $ Value
New Jersey - 7.4%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	$2,500	$2,754,175
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	5,900	6,361,262
Series 2014U
5.00%, 6/15/40	3,500	3,660,335
Series 2015W
5.25%, 6/15/40	5,000	5,310,350
Series 2017B
5.00%, 11/01/26	10,000	11,348,400
Series 2017D
5.00%, 6/15/42	5,000	5,252,700
Series 2018A
5.00%, 6/15/47	5,000	5,233,300
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,683,672
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	10,750	11,371,648
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,751,046
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	345	349,233
5.25%, 9/15/29	4,140	4,494,591
Series 2000B
5.625%, 11/15/30	4,525	5,106,689
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,437,601
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	22,140	24,979,110
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/36	5,000	5,232,250
Series 2015A
5.00%, 6/15/45	1,000	1,041,650
Series 2018A
5.00%, 12/15/35	6,545	7,097,005

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority
Series 2015E
5.00%, 1/01/45	$18,000	$19,821,960
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,292,088
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	52,440	53,094,451

		204,673,516

New Mexico - 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,749,989

New York - 6.7%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	6,861,387
5.50%, 11/01/44	2,875	2,925,054
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,101,395
5.625%, 6/15/34	1,235	1,332,441
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 1/01/22 (b)(e)	5,000	4,870,050
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,249,824
Series 2016A
5.00%, 11/15/32	1,295	1,465,823
Series 2016B
5.00%, 11/15/37	13,265	14,821,913
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23 (b)	867	881,183
6.50%, 1/01/32 (b)	1,399	1,429,453
6.70%, 1/01/49 (b)	5,995	5,987,107
Series 2014B
5.50%, 7/01/20 (b)	208	208,578
Series 2014C
2.00%, 1/01/49 (b)(c)(d)(g)	1,933	328,612
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (f)	10,000	11,103,300
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (f)	18,640	20,655,406
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,025,400

	Principal Amount (000)	U.S. $ Value
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	$9,500	$10,518,685
New York State Dormitory Authority (New York University)
Series 2019A
5.00%, 7/01/49	12,500	14,453,750
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
Series 2018A
5.00%, 10/01/48 (h)	4,970	6,558,760
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	17,110	18,192,550
5.25%, 1/01/50	8,000	8,543,280
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (b)	6,185	6,348,037
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,414,285
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	11,175	12,396,157
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	4,270	4,052,273
5.25%, 9/15/42-9/15/53 (b)	11,510	10,892,136
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	10,000	10,702,000

		186,318,839

North Carolina - 0.2%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/47	1,000	1,101,120
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (b)	1,625	1,684,069
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41-9/01/46 (b)	2,250	2,311,902

		5,097,091

	Principal Amount (000)	U.S. $ Value
North Dakota - 0.2%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/43	$5,000	$5,302,450

Ohio - 4.7%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	43,190	40,437,501
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,465	1,616,364
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	26,100	27,536,544
5.25%, 2/15/47	7,575	8,070,708
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (b)	11,835	11,876,659
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,020,850
County of Montgomery/OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	2,135	2,204,964
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.125%, 1/15/50 (b)	1,560	1,554,977
Series 20151
7.00%, 1/15/40 (b)	5,265	5,271,897
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (b)(c)(d)	8,065	8,065,000
Series 2009D
4.25%, 8/01/29 (b)	12,525	12,525,000
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (b)	2,730	2,730,000
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	1,540	1,569,583
4.50%, 1/15/48 (a)(b)	2,625	2,690,494

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	$1,510	$1,510,000
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,020,630

		129,701,171

Oklahoma - 0.2%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (b)	3,875	4,144,739

Oregon - 1.2%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44 (b)	2,750	2,918,025
5.50%, 10/01/49 (b)	5,650	6,008,605
Oregon St. Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (f)	10,000	11,407,650
State of Oregon
Series 2019A
5.00%, 5/01/44	10,000	11,646,100

		31,980,380

Pennsylvania - 3.8%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (a)	3,070	3,268,537
Series 2018
5.00%, 5/01/42 (a)	2,325	2,490,656
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (b)	11,665	12,479,844
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (b)	4,170	4,249,105
Series 2012
5.25%, 1/01/32-1/01/41 (b)	3,720	3,792,101
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32	1,000	1,087,200

	Principal Amount (000)	U.S. $ Value
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	$1,865	$1,922,200
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
6.00%, 7/01/45 (b)	18,125	19,025,812
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,217,496
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	3,870,830
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	11,930	12,915,055
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2017
5.00%, 5/01/41	1,000	1,109,220
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	2,010	2,227,241
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	2,665	2,688,292
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (b)	1,300	1,324,921
6.50%, 6/01/45 (b)	2,390	2,446,189
6.625%, 6/01/50 (b)	4,150	4,263,337
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (a)	12,395	11,975,076
Series 2016B
6.08%, 1/01/26 (a)	930	901,998
Series 2016C
Zero Coupon, 1/01/36 (a)	3,010	1,118,727
Series 2016D
Zero Coupon, 1/01/57 (a)	60,775	4,552,655

	Principal Amount (000)	U.S. $ Value
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	$5,635	$6,551,927

		106,478,419

Puerto Rico - 4.3%
Commonwealth of Puerto Rico
Series 2001A
5.125%, 7/01/31 (c)(d)	6,270	3,816,862
Series 2006A
5.25%, 7/01/23-7/01/24	2,260	1,378,600
Series 2006B
5.25%, 7/01/32 (c)(d)	740	451,400
Series 2008A
5.00%, 7/01/23	1,720	1,047,050
5.50%, 7/01/32 (b)	2,095	1,277,950
Series 2009C
6.00%, 7/01/39 (c)(d)	1,250	765,625
Series 2011A
5.75%, 7/01/41 (c)(d)	4,560	2,736,000
Series 2012A
5.125%, 7/01/37 (c)(d)	2,210	1,069,088
5.50%, 7/01/39 (c)(d)	10,275	5,009,062
Series 2014A
8.00%, 7/01/35 (c)(d)	23,510	11,637,450
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (b)	6,026	4,519,862
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.125%, 7/01/24	2,080	2,121,600
Series 2012A
5.00%, 7/01/33	3,305	3,247,162
5.125%, 7/01/37	810	795,825
5.25%, 7/01/29-7/01/42	7,600	7,512,625
5.50%, 7/01/28	2,885	2,899,425
5.75%, 7/01/37	2,095	2,084,525
6.00%, 7/01/47	2,035	2,040,087
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (c)(d)	2,030	1,388,013
Series 2010C
5.00%, 7/01/24 (c)(d)	1,530	1,046,138
Series 2010DDD
5.00%, 7/01/21 (c)(d)	920	629,050
Series 2012A
5.00%, 7/01/42 (c)(d)	6,140	4,198,225
AGM Series 2007V
5.25%, 7/01/27-7/01/31	14,820	16,467,262
NATL Series 2007V
5.25%, 7/01/29	215	230,011
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	3,020	3,320,490
NATL Series 2005L
5.25%, 7/01/35	100	105,346

	Principal Amount (000)		U.S. $ Value
NATL Series 2007N
5.25%, 7/01/32	$820		$872,570
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	15,395		14,990,881
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665		1,575,506
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/31 (b)	0	**	99
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/51 (b)	7,279		2,439,939
Series 2019A
4.75%, 7/01/53 (b)	0	**	146
5.00%, 7/01/58 (b)	19,828		18,797,934

			120,471,808

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,285		6,922,618

South Carolina - 1.2%
South Carolina Public Service Authority
Series 2013A
5.125%, 12/01/43	1,480		1,582,742
Series 2013B
5.125%, 12/01/43	1,120		1,197,750
Series 2014A
5.00%, 12/01/49	14,225		15,205,814
Series 2014C
5.00%, 12/01/46	5,445		5,858,275
Series 2015A
5.00%, 12/01/50	8,775		9,469,892

			33,314,473

South Dakota - 0.8%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	20,200		22,108,496

Tennessee - 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	15,000		14,686,200

	Principal Amount (000)	U.S. $ Value
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2013
5.25%, 1/01/45	$4,850	$5,140,563
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,594,690
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (b)	500	528,670
5.625%, 1/01/46 (b)	1,000	1,048,300
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	4,465	4,608,148
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.00%, 12/01/32 (b)	2,200	2,237,334
5.25%, 12/01/42 (b)	5,700	5,813,829
5.375%, 12/01/47 (b)	1,700	1,738,233
Series 2014
5.25%, 12/01/44-12/01/49 (b)	4,325	4,439,305

		42,835,272

Texas - 9.2%
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	2,175	2,302,107
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,120	2,076,349
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40	1,500	1,533,315
5.25%, 12/01/35	1,200	1,284,216
Central Texas Regional Mobility Authority
Series 2015A
5.00%, 1/01/35-1/01/45	26,515	28,970,395
Series 2016
5.00%, 1/01/40	5,995	6,589,704
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,185,463

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	$12,845	$14,050,632
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	5,049,966
Clifton Higher Education Finance Corp (International American Education Federation, Inc.)
Series 2018D
6.125%, 8/15/48 (b)	7,880	8,118,212
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	2,470	2,572,752
Series 2013
6.00%, 8/15/43	1,000	1,106,180
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/32 (a)(b)	2,000	2,072,620
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,667,668
El Paso County Hospital District
Series 2017
5.00%, 8/15/33	3,940	4,333,448
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/33-10/15/44	16,315	17,725,587
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	1,946,862
New Hope Cultural Education Facilities Finance Corp (MRC Crestview)
Series 2016
5.00%, 11/15/46	3,400	3,500,436
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53 (b)	5,195	5,230,170
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37-1/01/42 (b)	9,770	9,845,170
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016A
5.375%, 11/15/36 (b)	500	499,110
5.50%, 11/15/46-11/15/52 (b)	2,150	2,141,090
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (b)	3,100	3,237,702

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40	$1,000	$1,066,780
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	15,170	16,391,943
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,236,060
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,136,120
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (b)	2,000	2,243,240
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,431,242
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b)(c)(d)(e)	5,720	1,830,400
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (b)(c)(d)(g)	4,000	3,160,000
Series 2014
5.625%, 11/15/41 (b)(c)(d)(g)	3,250	2,567,500
Series 2015I
5.50%, 11/15/45 (b)(c)(d)(g)	1,880	1,485,200
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48-2/15/52 (b)	9,325	9,860,914
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (b)(g)	2,000	1,800,000
8.25%, 11/15/44 (b)(g)	10,700	9,630,000
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,137,175

	Principal Amount (000)	U.S. $ Value
Texas Water Development Board (Texas Water Development Board SRF)
Series 2018
5.00%, 4/15/49	$34,160	$39,195,526
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	513,295
5.25%, 8/15/42	2,375	2,415,043
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (b)	860	941,829
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	1,985	2,134,510
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (b)	3,000	3,558,270

		255,774,201

Utah - 0.3%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (b)	3,300	3,538,359
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,906,240
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	905,947
6.55%, 7/15/42	1,890	2,011,999

		8,362,545

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (b)	3,100	3,202,300

Virginia - 3.1%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,750	1,907,395
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (b)	470	476,810
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,798,697
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/47 (b)	1,665	1,724,507

	Principal Amount (000)	U.S. $ Value
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2017A
5.00%, 1/01/42-1/01/48	$1,940	$2,052,550
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (b)	2,915	3,095,147
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,300	1,317,173
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	30,935	29,468,063
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (a)	4,310	4,445,328
Series 2015B
5.00%, 7/01/45 (a)	4,000	4,108,800
Virginia College Building Authority (Virginia Lease 21st Century College Prog)
Series 2016A
5.00%, 2/01/28 (f)	9,200	10,361,776
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,642,168
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
5.00%, 12/31/49	11,275	12,148,587

		84,547,001

Washington - 2.4%
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/38 (b)	5,700	5,565,252
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2013A
5.25%, 1/01/40	3,355	3,570,660
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017B
5.00%, 7/01/33	2,835	3,236,323
Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group)
Series 2012A
5.00%, 10/01/42	4,200	4,498,284
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/36-8/15/37	9,800	10,590,174

	Principal Amount (000)	U.S. $ Value
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	$3,250	$3,399,370
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	18,350	19,555,228
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/36-1/01/46 (a)	6,625	6,936,155
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,408,969
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	4,185	4,720,596

		67,481,011

West Virginia - 0.5%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	5,160	4,994,467
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2013A
5.50%, 6/01/44	7,050	7,743,861

		12,738,328

Wisconsin - 2.2%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	435	444,979
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	6,983,761
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	7,295	8,196,370
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	8,770	8,787,715
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	5,090	5,196,737
Series 2016D
4.05%, 11/01/30	1,780	1,789,826

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/47	$1,000	$1,058,090
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	7,915	8,125,856
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	12,450	12,969,539
Wisconsin Public Finance Authority (Rose Villa, Inc./OR)
Series 2014A
5.75%, 11/15/44 (a)(b)	1,100	1,159,862
6.00%, 11/15/49 (a)(b)	1,500	1,596,360
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,844,052
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (a)	1,725	1,753,963

		59,907,110

Total Municipal Obligations (cost $2,681,092,057)		2,724,489,909

CORPORATES - NON-INVESTMENT GRADE - 0.2%
Industrial - 0.2%
Energy - 0.2%
California Resources Corp. 8.00%, 12/15/22 (a) (cost $6,761,769)	8,375	6,691,122

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (l)(m)(n) (cost $26,594,655)	26,594,655	26,594,655

	Principal Amount (000)	U.S. $ Value
Corporates - Investment Grade - 0.6%
Industrial - 0.6%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19 (b)(j)(o)	$13,035	$13,035,000
Series 2018
8.00%, 3/29/19 (b)(j)(o)	3,855	3,855,000

Total Corporates - Investment Grade (cost $16,890,000)		16,890,000

U.S. Treasury Bills - 0.0%
U.S. Treasury Bill
Zero Coupon, 3/07/19 (cost $499,805)	500	499,807

Total Short-Term Investments (cost $43,984,460)		43,984,462

Total Investments - 100.0% (cost $2,731,838,286) (p)		2,775,165,493
Other assets less liabilities - 0.0%		(1,067,000)

Net Assets - 100.0%		$2,774,098,493

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	70,000	10/05/23	3 Month LIBOR	3.126%	Quarterly/ Semi-Annual	$2,331,381	$	– 0	–	$2,331,381
USD	163,290	10/09/38	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	11,983,104		– 0	–	11,983,104
USD	123,800	9/21/48	3.149%	3 Month LIBOR	Semi-Annual/ Quarterly	(8,047,849)		– 0	–	(8,047,849)

						$6,266,636	$	– 0	–	$6,266,636

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	375	$(45,431)	$(38,137)	$(7,294)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	2,483	(300,815)	(325,777)	24,962

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	510	$(61,743)	$(65,584)	$3,841
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	729	(88,258)	(93,383)	5,125
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	3,850	(466,427)	(385,471)	(80,956)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	10,000	(1,211,500)	(988,158)	(223,342)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	206	(24,957)	(21,143)	(3,814)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	2,558	(309,689)	(262,865)	(46,824)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,054	(612,292)	(638,812)	26,520
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	165	(19,990)	(20,995)	1,005
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	3,336	(404,156)	(324,197)	(79,959)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8,351	(1,011,028)	(1,232,689)	221,661
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	958	(116,062)	(125,167)	9,105

						$(4,672,348)	$(4,522,378)	$(149,970)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	96,644	8/31/20	2.235%	CPI	#	Maturity	$(1,168,541)
Barclays Bank PLC	USD	96,643	9/04/20	2.248%	CPI	#	Maturity	(1,169,843)
Barclays Bank PLC	USD	110,634	9/20/20	2.263%	CPI	#	Maturity	(1,329,886)
Barclays Bank PLC	USD	56,656	10/15/20	2.210%	CPI	#	Maturity	(593,930)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	115,781	10/15/20	2.208%	CPI	#	Maturity	$(1,208,051)
Citibank, NA	USD	84,220	10/17/20	2.220%	CPI	#	Maturity	(889,606)
JPMorgan Chase Bank, NA	USD	99,053	8/30/20	2.210%	CPI	#	Maturity	(1,143,757)

								$(7,503,614)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $306,660,095 or 11.1% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1
7.50%, 12/01/32	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A
7.00%, 6/01/47	9/07/12	8,995,000	6,701,275	0.24%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015
12.00%, 1/01/22	7/10/15	5,000,000	4,870,050	0.18%
Jefferson Parish Hospital Service District No. 2 Series 2011
6.375%, 7/01/41	9/04/14	6,013,384	5,486,250	0.20%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
8.375%, 7/01/39	11/22/13	11,810,207	170	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B
10.50%, 7/01/39	11/22/13	5,203,615	73	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B
8.00%, 7/01/38	5/08/13	5,720,000	1,830,400	0.07%

(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)	Illiquid security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.69% of net assets as of February 28, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016
6.00%, 11/15/51	12/18/15	$2,885,000	$2,327,329	0.08%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19	1/12/18	5,795,000	5,795,000	0.21%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19	4/24/17	2,375,000	2,375,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19	6/15/16	2,260,000	2,260,000	0.08%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19	11/17/17	1,450,000	1,450,000	0.05%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19	7/13/17	1,155,000	1,155,000	0.04%
Texas Pellets, Inc./German Pellets Texas LLC Series 2018
8.00%, 3/29/19	11/30/18	3,855,000	3,855,000	0.14%

(k)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2019 and the aggregate market value of this security amounted to $3,360,000 or 0.12% of net assets.

(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Fair valued by the Adviser.
(p)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,154,605 and gross unrealized depreciation of investments was $(64,214,346), resulting in net unrealized appreciation of $41,940,259.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Arizona	$	– 0	–	$16,940,605		$13,613,687	$30,554,292
California		– 0	–	147,936,166		88,737,425	236,673,591
Colorado		– 0	–	12,502,499		19,240,789	31,743,288
Florida		– 0	–	103,311,152		20,583,365	123,894,517
Illinois		– 0	–	294,043,735		59,151,799	353,195,534
Indiana		– 0	–	40,505,039		2,041,260	42,546,299
Kentucky		– 0	–	26,227,960		21,201,523	47,429,483
Louisiana		– 0	–	29,668,032		13,120,398	42,788,430
Maryland		– 0	–	8,677,518		4,499,600	13,177,118
Massachusetts		– 0	–	57,498,811		17,781,876	75,280,687
Michigan		– 0	–	70,269,052		28,831,713	99,100,765
Minnesota		– 0	–	– 0	–	4,099,612	4,099,612
Missouri		– 0	–	20,256,125		7,333,229	27,589,354
Nevada		– 0	–	3,239,490		2,628,071	5,867,561
New York		– 0	–	151,321,410		34,997,429	186,318,839
North Carolina		– 0	–	1,101,120		3,995,971	5,097,091
Ohio		– 0	–	78,681,967		51,019,204	129,701,171
Oklahoma		– 0	–	– 0	–	4,144,739	4,144,739
Oregon		– 0	–	23,053,750		8,926,630	31,980,380
Pennsylvania		– 0	–	58,897,110		47,581,309	106,478,419
Puerto Rico		– 0	–	93,435,878		27,035,930	120,471,808
Tennessee		– 0	–	7,735,253		35,100,019	42,835,272
Texas		– 0	–	187,552,774		68,221,427	255,774,201
Utah		– 0	–	4,824,186		3,538,359	8,362,545

	Level 1		Level 2		Level 3		Total
Vermont	– 0	–	– 0	–	3,202,300		3,202,300
Virginia	– 0	–	77,933,364		6,613,637		84,547,001
Washington	– 0	–	37,639,935		29,841,076		67,481,011
Wisconsin	– 0	–	19,071,408		40,835,702		59,907,110
Other	– 0	–	484,247,491		– 0	–	484,247,491
Corporates - Non-Investment Grade	– 0	–	6,691,122		– 0	–	6,691,122
Short-Term Investments:
Investment Companies	26,594,655		– 0	–	– 0	–	26,594,655
Corporates - Investment Grade	– 0	–	– 0	–	16,890,000		16,890,000
U.S. Treasury Bills	– 0	–	499,807		– 0	–	499,807
Liabilities:
Floating Rate Notes (a)	(67,725,000)		– 0	–	– 0	–	(67,725,000)
Total Investments in Securities	(41,130,345)		2,063,762,759		684,808,079		2,707,440,493
Other Financial Instruments (b):
Assets:
Centrally Cleared Interest Rate Swaps	– 0	–	14,314,485		– 0	–	14,314,485
Liabilities:
Centrally Cleared Interest Rate Swaps	– 0	–	(8,047,849)		– 0	–	(8,047,849)
Credit Default Swaps	– 0	–	(4,672,348)		– 0	–	(4,672,348)
Inflation (CPI) Swaps	– 0	–	(7,503,614)		– 0	–	(7,503,614)

Total (c)	$(41,130,345)		$2,057,853,433		$684,808,079		$2,701,531,167

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates - Investment Grade			Total
Balance as of 5/31/18	$602,102,371			$13,035,000		$615,137,371
Accrued discounts/(premiums)	(143,196)			– 0	–	(143,196)
Realized gain (loss)	3,071,283			– 0	–	3,071,283
Change in unrealized appreciation/depreciation	(11,673,097)			– 0	–	(11,673,097)
Purchases	145,557,428			16,890,000		162,447,428
Sales	(80,761,257)			(13,035,000)		(93,796,257)
Transfers in to Level 3	9,764,547			– 0	–	9,764,547	(a)
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 2/28/19	$667,918,079			$16,890,000		$684,808,079

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(10,132,589)		$	– 0	–	$(10,132,589)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at February 28, 2019. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 2/28/19	Valuation Technique	Unobservable Input	Input
Corporates - Investment Grade	$16,890,000	Capital Recovery	Recovery Rate	100.00% / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,982	$416,459	$396,846	$26,595	$200

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.9%
Long-Term Municipal Bonds - 89.8%
Alabama - 1.6%
County of Jefferson AL
Series 2017
5.00%, 9/15/33	$1,000	$1,141,600
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/36	2,500	2,733,325
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/42	3,010	3,356,000
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	10,608,900
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	4,931,728

		22,771,553

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (a)	1,490	1,497,569

Arizona - 3.0%
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	14,025,278
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/34-7/01/36	14,800	17,162,376
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,162,392
State of Arizona Lottery Revenue
5.00%, 7/01/29 (b)	5,000	5,996,050
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.00%, 10/01/37 (a)(c)	1,200	1,309,008

		42,655,104

California - 11.2%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	10,550	11,706,491
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,333,507

	Principal Amount (000)	U.S. $ Value
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	$1,510	$1,528,996
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,456,920
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (a)	5,795	6,072,754
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/41 (a)(c)	3,090	3,180,197
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	80,237
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,413,235
County of San Bernardino CA (County of San Bernardino CA COP)
Series 2009A
5.25%, 8/01/26	1,910	1,939,414
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (c)	11,210	10,789,289
Los Angeles Department of Water
Series 2013A
5.00%, 7/01/31	9,115	10,149,461
Series 2013B
5.00%, 7/01/32	1,900	2,137,367
Los Angeles Department of Water & Power Power System Revenue
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	17,658,029
Manteca Unified School District (Manteca Unified School District CFD No. 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	7,531,050
Morongo Band of Mission Indians (The)
Series 2018A
5.00%, 10/01/42 (a)	4,500	4,755,825
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM) (c)	1,000	1,092,490
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	17,457,741
Series 2014A
5.00%, 8/01/34	5,790	6,536,910
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/32-10/01/35	9,215	10,753,926

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	$2,690	$2,752,704
State of California
Series 2013
5.00%, 11/01/29	8,000	9,069,360
Series 2017
5.00%, 8/01/35	2,000	2,309,940
Series 2018
5.00%, 10/01/47	6,000	6,724,200
University of California
Series 2013A
5.00%, 5/15/30 (Pre-refunded/ETM) (c)	1,480	1,691,211
5.00%, 5/15/30	1,720	1,935,241

		159,056,495

Colorado - 1.1%
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,022,554
5.375%, 9/01/26	3,600	3,755,988
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,449,058
PV Water & Sanitation Metropolitan District
Zero Coupon, 2/14/39 (c)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,461,992
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.50%, 12/01/35(c)	1,500	1,534,365
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/38 (c)	1,000	1,004,180
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (c)	1,950	1,986,991

		15,870,748

Connecticut - 1.6%
State of Connecticut
Series 2015B
5.00%, 6/15/32	7,175	7,910,653
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	7,784,335
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,024,470

		22,719,458

	Principal Amount (000)	U.S. $ Value
Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	$550	$582,235

District of Columbia - 1.5%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	9,850,560
District of Columbia (Freedom Forum, Inc. (The))
NATL Series 2002B
6.75%, 8/01/37 (d)	100	100,000
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	8,005,830
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	2,300	2,594,768

		20,551,158

Florida - 3.6%
Bexley Community Development District
Series 2016
4.70%, 5/01/36 (c)	1,750	1,747,847
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,646,580
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
5.875%, 7/01/40 (a)(c)	1,000	1,055,180
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(c)	1,090	1,119,354
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax)
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,346,940
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,875,117
Series 2015A
5.00%, 10/01/38	4,300	4,728,323
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,252,721
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,382,413

	Principal Amount (000)	U.S. $ Value
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (c)	$125	$116,403
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (c)	1,780	1,681,352
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,231,837
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,303
6.05%, 11/01/39	750	750,923
North Broward Hospital District
Series 2017B
5.00%, 1/01/35	5,230	5,669,686
Orange County School Board (Orange County School Board COP)
Series 2016C
5.00%, 8/01/34	5,000	5,726,500
Sarasota County Health Facilities Authority (Village on the Isle)
Series 2017A
5.00%, 1/01/42	1,100	1,138,808
South Florida Water Management District (South Florida Water Management District COP)
Series 2016
5.00%, 10/01/33	5,000	5,710,100

		51,430,387

Guam - 0.0%
Guam Department of Education (Guam Department of Education COP)
Series 2010A
6.875%, 12/01/40	515	528,339

Hawaii - 1.5%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,655,304
Series 2016F
4.00%, 10/01/31-10/01/33	8,000	8,588,630
4.00%, 10/01/34 (e)	8,815	9,363,822

		20,607,756

Illinois - 5.4%
Chicago Board of Education
Series 2017D
5.00%, 12/01/31	1,800	1,893,294
Series 2017G
5.00%, 12/01/34	2,350	2,444,329
Series 2017H
5.00%, 12/01/46	1,640	1,657,236

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32 (c)	$1,377	$1,383,913
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,185,845
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	749,970
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.44%, 5/15/55 (c)	3,345	2,952,946
Series 2016C
2.00%, 5/15/55 (c)(f)(g)(h)	590	29,105
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	4,971,805
Illinois State Toll Highway Authority
Series 2017A
5.00%, 1/01/42	15,000	16,798,050
Kane Cook & DuPage Counties School District No. U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,651,903
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	11,500	12,034,405
State of Illinois
Series 2014
5.00%, 4/01/30	2,680	2,796,339
Series 2017D
5.00%, 11/01/26-11/01/28	9,700	10,467,556
Series 2018A
5.00%, 10/01/27	2,000	2,171,380
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (c)	684	698,672
5.00%, 3/01/36 (c)	2,323	2,380,959
Series 2015B
6.00%, 3/01/36 (c)	740	777,126

		77,044,833

Indiana - 1.6%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	13,934,007
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/44	1,930	2,034,780

	Principal Amount (000)	U.S. $ Value
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	$6,840	$7,281,864

		23,250,651

Iowa - 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,505	2,665,846
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/41	5,375	5,813,303

		8,479,149

Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/47	2,635	2,840,714
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	5,000	5,638,226

		8,478,940

Louisiana - 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/33-10/01/44	7,290	8,153,410
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/34 (Pre-refunded/ETM) (c)	20	23,973
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/34	1,730	1,927,307
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2017C
5.00%, 5/01/35-5/01/36	9,120	10,554,230

		20,658,920

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33	4,560	5,024,573

Maryland - 0.1%
Maryland Economic Development Corp. (Ports America Chesapeake LLC)
Series 2017A
5.00%, 6/01/35	1,035	1,166,248

	Principal Amount (000)	U.S. $ Value
Massachusetts - 1.2%
Massachusetts Development Finance Agency
Series 2010A
5.00%, 1/01/40 (Pre-refunded/ETM) (c)	$1,820	$1,870,924
5.00%, 1/01/40 (Pre-refunded/ETM)	180	185,036
5.50%, 1/01/30 (Pre-refunded/ETM) (c)	4,325	4,463,659
5.50%, 1/01/30 (Pre-refunded/ETM)	425	438,626
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	2,385	2,629,701
Series 2017L
5.00%, 7/01/44	5,000	5,446,450
Massachusetts Health & Educational Facilities Authority
Series 2010C
5.375%, 7/01/35 (Pre-refunded/ETM) (c)	2,245	2,351,368

		17,385,764

Michigan - 3.6%
City of Detroit MI
5.00%, 4/01/36	835	874,746
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,648,860
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	11,225	12,322,581
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,216,740
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,689,689
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	8,916,995
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(c)	5,715	6,377,826
Series 2016
7.50%, 12/01/25 (a)(c)(i)	1,415	1,559,372
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (j)	2,000	1,376,560
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (c)	3,790	3,877,019

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/29	$1,425	$1,454,312

		50,314,700

Minnesota - 0.6%
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,211,230
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM) (c)	1,000	1,189,900
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,162,850
University of Minnesota
Series 2014B
4.00%, 1/01/34	2,500	2,628,625

		8,192,605

Mississippi - 1.1%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	15,761,400

Missouri - 0.6%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	1,908,576
Series 2019
5.00%, 2/01/42	2,695	2,858,425
Joplin Industrial Development Authority (Freeman Health System Obligated Group)
Series 2015
5.00%, 2/15/35	1,485	1,599,850
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (c)(k)	2,210	1,812,067

		8,178,918

Nebraska - 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/28	2,620	3,016,196
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,117,241

		6,133,437

	Principal Amount (000)	U.S. $ Value
Nevada - 0.6%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/42	$1,965	$2,107,639
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(c)	3,000	346,560
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,622,249

		9,076,448

New Jersey - 6.2%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	7,935	9,087,437
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP)
AGM Series 2013
5.00%, 8/01/25	2,055	2,283,865
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2016B
5.50%, 6/15/30	5,840	6,661,571
Series 2017B
5.00%, 11/01/20	5,000	5,236,650
Series 2017D
5.00%, 6/15/34-6/15/35	3,560	3,829,250
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37	3,320	3,552,334
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/34	5,000	5,396,100
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	2,175	2,443,852
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/35	1,000	1,084,340
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,345,128
Series 2015E
5.00%, 1/01/33	11,000	12,407,230
Series 2016A
5.00%, 1/01/33	8,500	9,671,640
Series 2017A
5.00%, 1/01/34	5,000	5,741,350

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	$10,000	$10,124,800
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,705,819

		87,571,366

New York - 13.3%
City of New York NY
Series 2012G
5.00%, 4/01/29	9,550	10,410,837
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,841,952
Series 2013B
5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,691,700
Series 2013E
5.00%, 11/15/32	5,000	5,500,750
Series 2016D
5.00%, 11/15/31	5,000	5,723,500
Series 2017C
5.00%, 11/15/33	5,500	6,348,265
Series 2018C
5.00%, 9/01/20	15,910	16,611,790
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,516,880
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/36	14,800	17,243,184
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	16,564,999
Series 2014B-1
5.00%, 8/01/32	4,000	4,544,200
Series 2014D-1
5.00%, 2/01/34	5,000	5,621,600
Series 2016B
5.00%, 8/01/32	10,000	11,619,200
Series 2017
5.00%, 2/01/36	2,500	2,866,950
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	2,982,598
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (c)	705	773,300
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	4,619,483

	Principal Amount (000)	U.S. $ Value
Series 2015E
5.00%, 3/15/34	$11,000	$12,605,010
5.25%, 3/15/33	2,000	2,329,560
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
Series 2016A
5.00%, 10/01/46	15,780	20,697,521
Series 2018A
5.00%, 10/01/48	5,000	6,598,350
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	2,070	2,346,883
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,501,700
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	15,525,438

		189,085,650

North Carolina - 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,707,500

Ohio - 3.1%
City of Akron OH
Series 2014
5.00%, 12/01/33 (Pre-refunded/ETM)	4,250	4,697,483
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,560,248
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31	9,000	10,505,070
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	8,000	8,440,320
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,424,769
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,177,820
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (c)	1,985	1,985,000

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (c)	$1,035	$1,035,000
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (c)	1,090	1,090,000
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	7,456,503

		44,372,213

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,090,320

Oregon - 0.2%
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,250,740

Pennsylvania - 3.4%
Altoona Area School District
BAM Series 2018
5.00%, 12/01/48	1,000	1,106,960
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,644,700
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/38-10/01/43	7,350	7,313,946
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (c)	4,715	4,947,544
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
6.00%, 7/01/45 (c)	5,375	5,642,137
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B
5.00%, 12/01/38-12/01/39	4,500	5,064,000
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (c)	3,100	3,159,427
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (c)(f)(g)(h)	1,030	10,300

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	$6,925	$7,189,743
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,872,880
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,908,920

		48,860,557

Puerto Rico - 1.1%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,895	2,106,103
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	3,665	4,043,953
NATL Series 2005L
5.25%, 7/01/35	165	173,821
NATL Series 2007N
5.25%, 7/01/32	315	335,195
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,940	3,836,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	650	719,244
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (c)	1,595	1,027,611
Series 2019A
5.00%, 7/01/58 (c)	3,700	3,507,785

		15,750,287

Rhode Island - 0.1%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	1,480	1,486,379

South Carolina - 1.4%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group)
Series 2018A
5.00%, 5/01/48	1,000	1,094,110
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/36	4,750	5,278,628

	Principal Amount (000)	U.S. $ Value
Series 2016B
5.00%, 12/01/36-12/01/56	$12,775	$14,006,189

		20,378,927

South Dakota - 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,080,830

Tennessee - 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(c)	2,785	2,766,062
5.125%, 12/01/42 (a)(c)	1,000	979,080
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/35	4,325	4,822,288

		8,567,430

Texas - 11.0%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,605,849
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.375%, 8/15/36	615	601,396
Bexar County Hospital District
Series 2018
5.00%, 2/15/48	9,000	10,033,740
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	4,250	4,775,364
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	10,817,600
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,134,660
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,804,575
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,066,268
Series 2018
5.00%, 7/15/28	1,300	1,495,819

	Principal Amount (000)	U.S. $ Value
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36	$7,000	$8,039,150
Series 2018D
5.00%, 11/15/38	2,670	3,104,062
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	5,905	6,680,938
Series 2016A
5.00%, 8/15/38	1,855	2,089,268
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	14,304,766
Grand Parkway Transportation Corp.
Series 2018A
5.00%, 10/01/35-10/01/36	17,860	20,772,762
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	1,785	1,918,839
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53 (c)	1,410	1,419,546
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	3,330	3,598,231
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/30 (Pre-refunded/ETM) (c)	7,500	8,097,450
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	17,406,552
Series 2015B
5.00%, 1/01/34	1,700	1,912,585
Series 2016A
5.00%, 1/01/36	1,000	1,123,630
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM) (c)	2,150	2,376,610
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (c)(f)(g)(h)	2,210	1,745,900
Series 2015I
5.50%, 11/15/45 (c)(f)(g)(h)	1,670	1,319,300
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	3,785	3,311,231
Series 2015B
5.00%, 11/15/36	1,850	1,714,469

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (c)(f)	$2,000	$1,800,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	9,599,576
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,366,184
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,718,753

		156,755,073

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (Pre-refunded/ETM) (c)	695	745,200

Virginia - 1.2%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(c)	1,415	1,444,715
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/48	10,730	12,269,648
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group)
Series 2016
5.00%, 6/15/34	2,500	2,782,125

		16,496,488

Washington - 1.7%
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/23 (Pre-refunded/ETM) (c)	6,155	6,319,523
5.00%, 1/01/23	6,480	6,651,072
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	620,061
5.25%, 6/01/26	4,000	4,035,320
Grays Harbor County Public Hospital District No. 2
5.00%, 12/15/48	5,650	5,745,203

		23,371,179

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.5%
West Virginia Economic Development Authority
Series 2010A
5.00%, 6/15/35 (Pre-refunded/ETM)	$5,000	$5,211,900
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,935	1,872,925

		7,084,825

Wisconsin - 1.7%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	2,465	2,521,547
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (c)	2,300	2,548,975
Wisconsin Public Finance Authority (Beyond Boone LLC)
AGM
5.00%, 7/01/44-7/01/58	3,475	3,732,288
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,395	3,697,766
Series 2016B
5.00%, 12/01/25	1,795	2,005,607
Wisconsin Public Finance Authority (CHF - Wilmington LLC)
AGM
5.00%, 7/01/53	3,565	3,836,154
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(c)	1,000	1,026,640
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (a)	3,465	3,553,739
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,059,800

		23,982,516

Total Long-Term Municipal Bonds (cost $1,242,383,627)		1,275,054,868

Short-Term Municipal Notes - 5.1%
Massachusetts - 1.7%
Commonwealth of Massachusetts
Series 2018B
4.00%, 5/23/19	24,340	24,469,975

	Principal Amount (000)	U.S. $ Value
Texas - 3.4%
State of Texas
Series 2018
4.00%, 8/29/19	$48,220	$48,754,760

Total Short-Term Municipal Notes (cost $73,214,077)		73,224,735

Total Municipal Obligations (cost $1,315,597,704)		1,348,279,603

	Shares
SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (l)(m)(n) (cost $60,570,521)	60,570,521	60,570,521

Total Investments - 99.2% (cost $1,376,168,225) (o)		1,408,850,124
Other assets less liabilities - 0.8%		11,057,114

Net Assets – 100.0%		$1,419,907,238

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	10,000	2/11/29	2.704%	3 Month LIBOR	Semi-Annual/ Quarterly	$30,193	$	– 0	–	$30,193

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	37,026	8/31/20	2.235%	CPI	#	Maturity	$(447,688)
Barclays Bank PLC	USD	37,026	9/04/20	2.248%	CPI	#	Maturity	(448,192)
Barclays Bank PLC	USD	43,106	9/20/20	2.263%	CPI	#	Maturity	(518,160)
Barclays Bank PLC	USD	41,386	10/15/20	2.208%	CPI	#	Maturity	(431,819)
Barclays Bank PLC	USD	22,074	10/15/20	2.210%	CPI	#	Maturity	(231,404)
Citibank, NA	USD	30,100	10/17/20	2.220%	CPI	#	Maturity	(317,943)
JPMorgan Chase Bank, NA	USD	37,948	8/30/20	2.210%	CPI	#	Maturity	(438,182)

								$(2,833,388)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $39,565,428 or 2.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2019 and the aggregate market value of this security amounted to $100,000 or 0.01% of net assets.

(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Defaulted.
(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.375%, 11/01/30	11/30/05	$2,000,000	$1,376,560	0.10%

(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of February 28, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016
6.00%, 11/15/46	12/18/15	$2,224,976	$1,812,067	0.13%

(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,301,409 and gross unrealized depreciation of investments was $(9,422,705), resulting in net unrealized appreciation of $29,878,704.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2.

Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,158,228,887		$116,825,981		$1,275,054,868
Short-Term Municipal Notes		– 0	–	73,224,735		– 0	–	73,224,735
Short-Term Investments		60,570,521		– 0	–	– 0	–	60,570,521

Total Investments in Securities		60,570,521		1,231,453,622		116,825,981		1,408,850,124
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	30,193		– 0	–	30,193
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,833,388)		– 0	–	(2,833,388)

Total (b)		$60,570,521		$1,228,650,427		$116,825,981		$1,406,046,929

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$93,656,895		$93,656,895
Accrued discounts/(premiums)	(223,760)		(223,760)
Realized gain (loss)	(220,915)		(220,915)
Change in unrealized appreciation/depreciation	(1,394,619)		(1,394,619)
Purchases	33,723,411		33,723,411
Sales	(16,158,273)		(16,158,273)
Transfers in to Level 3	7,443,242		7,443,242	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$116,825,981		$116,825,981

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(2,092,232)		$(2,092,232)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Portfolio	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,106	$359,637	$304,172	$60,571	$382

AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.0%
Long-Term Municipal Bonds - 97.0%
New York - 91.1%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,717,495
Brookhaven Local Development Corp. (Jefferson’s Ferry)
Series 2016
5.25%, 11/01/36	1,500	1,667,895
Buffalo & Fort Erie Public Bridge Authority
Series 2017
5.00%, 1/01/42	2,250	2,514,307
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,382,190
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,384,546
5.50%, 11/01/44	1,625	1,653,291
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,069,990
City of New York NY
Series 2016A
5.00%, 8/01/37	5,000	5,688,900
Series 2016B
5.00%, 12/01/34	2,000	2,310,080
Series 2016C
5.00%, 8/01/32	5,000	5,746,000
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,158,677
5.50%, 6/15/32	1,320	1,425,455
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	5,998,909
Series 2016C
5.00%, 4/01/34-4/01/36	10,420	11,724,924
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2014A
5.00%, 7/01/44	4,175	4,518,602
Series 2016B
5.00%, 7/01/46	4,980	5,448,020
East Rochester Housing Authority (St. John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,676,097
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	7,933,728

	Principal Amount (000)	U.S. $ Value
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	$650	$694,883
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,157,942
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/42	5,000	5,638,800
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24 (a)(b)	1,000	966,860
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,736,475
Series 2014A
5.00%, 9/01/35	1,000	1,122,370
Series 2016B
5.00%, 9/01/30-9/01/36	10,915	12,633,520
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	4,300	4,692,676
Series 2012F
5.00%, 11/15/27	7,070	7,751,548
Series 2014B
5.00%, 11/15/44	12,000	12,909,960
Series 2017C
5.00%, 11/15/33	5,000	5,771,150
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	18,567,112
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The))
Series 2017
5.00%, 12/01/34	1,150	1,301,743
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (a)	1,590	1,624,901
Series 2014C
2.00%, 1/01/49 (a)(c)(d)(e)	572	97,323
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,674,340
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	15,258,380
Series 2013BB
5.00%, 6/15/46	5,000	5,466,150
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	5,843,132

	Principal Amount (000)	U.S. $ Value
Series 2018S
5.00%, 7/15/43	$7,000	$7,979,020
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM) (a)	5	5,526
5.00%, 5/01/32 (f)	4,995	5,568,376
5.00%, 5/01/33	7,500	8,351,475
Series 2016F
5.00%, 2/01/32	10,000	11,540,200
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,658,993
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,224,250
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,402,442
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,391,452
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,700,113
New York State Dormitory Authority
Series 2011A
5.00%, 7/01/28 (Pre-refunded/ETM)	3,190	3,441,819
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,376,726
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,141,946
Series 2008C
5.00%, 7/01/29	2,000	2,087,280
Series 2009A
5.00%, 7/01/25	2,465	2,491,745
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,788,910
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/32-8/01/35	5,465	6,239,900
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/26	6,795	7,067,819

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (New School (The))
Series 2016A
5.00%, 7/01/35-7/01/36	$5,815	$6,609,436
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,293,080
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,603,300
New York State Dormitory Authority (NYU Langone Hospitals)
Series 2014
5.00%, 7/01/31	1,000	1,127,420
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/32-12/01/37 (g)	4,000	4,445,410
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	765	766,392
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,160,680
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	5,553,468
New York State Dormitory Authority (St. John’s University)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,284,810
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015E
5.00%, 3/15/34	4,000	4,583,640
Series 2017B
5.00%, 2/15/33	12,095	14,156,835
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,264,260
Series 2017A
5.00%, 7/01/37	2,515	2,888,226
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,752,883
Series 2012A
5.00%, 7/01/31	1,200	1,306,764

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
5.00%, 10/01/45	$3,250	$4,242,452
Series 2018A
5.00%, 10/01/48	9,425	12,437,890
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,082,580
Series 2017E
5.00%, 6/15/42	2,100	2,399,544
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,098,650
Series 2016A
5.00%, 1/01/32	5,000	5,719,700
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,248,400
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/21-8/01/31	9,440	9,806,835
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/36	5,000	5,595,700
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	4,250	4,355,098
5.00%, 7/01/34-7/01/46	5,490	5,888,761
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018A
4.75%, 11/01/42 (g)	5,000	4,943,650
Niagara Frontier Transportation Authority
AGM Series 2004A-1
5.018%, 4/01/24 (h)	50	50,000
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM) (a)	2,610	2,891,697
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/02/24	3,000	3,448,650
Onondaga County Trust for Cultural Resources (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,309,707
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	2,140	2,196,410

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	$13,000	$13,562,120
Series 2013178
5.00%, 12/01/31	5,000	5,577,700
Series 2014
5.00%, 9/01/31	5,000	5,633,650
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	5,605	5,815,804
Schenectady County Capital Resource Corp. (Trustees of Union College)
Series 2017
5.00%, 1/01/40	2,600	2,923,388
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	875	941,990
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,448,907
Series 2014C
5.00%, 7/01/31	2,500	2,732,250
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,460,136
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,479,250
Series 2013C
5.00%, 11/15/32	5,000	5,578,600
Series 2017B
5.00%, 11/15/36	3,000	3,473,460
Series 2018
5.00%, 11/15/43	5,000	5,746,100
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,124,080
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	1,515	1,437,750
5.25%, 9/15/42-9/15/53 (a)	875	828,008
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,342,100
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM) (a)	870	932,231
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group)
Series 2010B
6.00%, 11/01/30	130	138,042

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	$1,800	$1,885,914
Westchester County Local Development Corp. (Purchase Housing Corp. II)
Series 2017
5.00%, 6/01/42-6/01/47	2,000	2,185,340
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	6,825	7,304,115

		534,449,626

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (g)	1,270	1,276,452

California - 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	2,385	2,295,491

Florida - 0.2%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(g)	235	241,328
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	45	41,905
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (a)	655	618,700

		901,933

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,275	1,355,618
Series 2017
5.00%, 7/01/34-7/01/40	2,475	2,692,553
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	4,430	4,791,402

		8,839,573

Illinois - 0.3%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	1,710	1,808,530

	Principal Amount (000)	U.S. $ Value
Michigan - 0.0%
City of Detroit MI
5.00%, 4/01/36	$245	$256,662

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,500	1,500,000

Puerto Rico - 1.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	710	789,094
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	1,560	1,721,151
NATL Series 2005L
5.25%, 7/01/35	100	105,346
NATL Series 2007N
5.25%, 7/01/32	135	143,655
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,843,752
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,715	1,669,981
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	957,500
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	340	376,220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	654	421,353
Series 2019A
5.00%, 7/01/58 (a)	1,520	1,441,036

		9,469,088

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(g)	820	814,424

Texas - 1.2%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (g)	1,455	1,488,087

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$2,700	$2,867,130
7.50%, 6/30/32	1,225	1,313,102
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,401,030

		7,069,349

Wisconsin - 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(g)	525	538,986

Total Municipal Obligations (cost $553,340,975)		569,220,114

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (i)(j)(k) (cost $11,855,979)	11,855,979	11,855,979

Total Investments - 99.0% (cost $565,196,954) (l)		581,076,093
Other assets less liabilities - 1.0%		5,623,526

Net Assets - 100.0%		$586,699,619

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	16,030	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/ Quarterly	$50,191	$	– 0	–	$50,191

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	16,172	8/31/20	2.235%	CPI	#	Maturity	$(195,539)
Barclays Bank PLC	USD	16,173	9/04/20	2.248%	CPI	#	Maturity	(195,771)
Barclays Bank PLC	USD	18,359	9/20/20	2.263%	CPI	#	Maturity	(220,686)
Barclays Bank PLC	USD	16,956	10/15/20	2.208%	CPI	#	Maturity	(176,918)
Barclays Bank PLC	USD	9,401	10/15/20	2.210%	CPI	#	Maturity	(98,552)
Citibank, NA	USD	12,330	10/17/20	2.220%	CPI	#	Maturity	(130,240)
JPMorgan Chase Bank, NA	USD	16,575	8/30/20	2.210%	CPI	#	Maturity	(191,390)

								$(1,209,096)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of February 28, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$966,860	0.16%

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $13,748,337 or 2.3% of net assets.

(h)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2019 and the aggregate market value of this security amounted to $50,000 or 0.01% of net assets.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,033,569 and gross unrealized depreciation of investments was $(2,313,335), resulting in net unrealized appreciation of $14,720,234.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$549,384,195		$19,835,919		$569,220,114
Short-Term Investments		11,855,979		– 0	–	– 0	–	11,855,979

Total Investments in Securities		11,855,979		549,384,195		19,835,919		581,076,093
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	50,191		– 0	–	50,191
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,209,096)		– 0	–	(1,209,096)

Total (b)		$11,855,979		$548,225,290		$19,835,919		$579,917,188

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$20,684,976		$20,684,976
Accrued discounts/(premiums)	(6,607)		(6,607)
Realized gain (loss)	111,948		111,948
Change in unrealized appreciation/depreciation	(255,316)		(255,316)
Purchases	6,846,289		6,846,289
Sales	(7,545,371)		(7,545,371)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$19,835,919		$19,835,919

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(95,939)		$(95,939)

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$43,020	$31,164	$11,856	$32

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2019